Cash Flows Between us and the Timeshare Notes Securitization Variable Interest Entities (Detail) (Former Timeshare Segment, USD $) In Millions, unless otherwise specified	11 Months Ended
Nov. 20, 2011
Former Timeshare Segment
Variable Interest Entity [Line Items]
Proceeds from securitization	$ 122
Principal receipts	188
Interest receipts	112
Total	422
Principal to investors	(185)
Repurchases	(64)
Interest to investors	(39)
Total	(288)
Net Cash Flows	$ 134